Leases (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Disclosure of quantitative information about right-of-use assets [text block]	The following is the activity of the Right of use assets from January 1, 2020 through June 30, 2020:

In thousands of U.S. dollars		Vessels	Drydock (1)	Total
Cost
	As of January 1, 2020	705,857	18,962	724,819
	Additions	117,380	3,450	120,830
	Fully depreciated assets (2)	(5,528)	—	(5,528)
	As of June 30, 2020	817,709	22,412	840,121

Accumulated depreciation and impairment
	As of January 1, 2020	(25,374)	(1,542)	(26,916)
	Charge for the period	(24,435)	(2,371)	(26,806)
	Fully depreciated assets (2)	5,528	—	5,528
	As of June 30, 2020	(44,281)	(3,913)	(48,194)
Net book value
	As of June 30, 2020	$773,428	$18,499	$791,927
Net book value
	As of December 31, 2019	$680,483	$17,420	$697,903
(1) Drydock costs for bareboat chartered-in vessels are depreciated over the shorter of the lease term or the period until the next scheduled drydock. On this basis, the drydock costs incurred for these vessels is being depreciated separately.
The following table summarizes the payments made for the six months ended June 30, 2020 and June 30, 2019 relating to lease liabilities accounted for under IFRS 16 - Leases:

	For the six months ended
In thousands of U.S. dollars	June 30, 2020	June 30, 2019
Interest expense recognized in consolidated statements of income or loss	$15,631	1,777
Principal repayments recognized in consolidated cash flow statements	41,668	7,129
Net (decrease) / increase in accrued interest expense	(153)	12
Net increase in prepaid interest expense	(335)	—
Total payments on lease liabilities under IFRS 16	$56,811	$8,918

Contractual Obligation, Fiscal Year Maturity	The obligations under these agreements will be repaid as follows:

As of
In thousands of U.S. dollars	June 30, 2020
Less than 1 year	$86,341
1 - 5 years	280,299
5+ years	400,105
Total	$766,745
Discounting effect	(133,195)
Lease liability	$633,550